Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Jan. 31, 2013
Deferred Tax Assets [Line Items]
Operating loss carryforwards	$ 2,788,055
Operating Loss Carryforwards, Expiration Dates	expire in 2029 through 2033